Property, Plant and Equipment (Narrative) (Details) - Nechalacho REE Project [Member]	1 Months Ended	12 Months Ended	49 Months Ended
	Aug. 31, 2012 shares	Aug. 31, 2016	Aug. 31, 2016	Aug. 31, 2018 CAD ($)	Aug. 31, 2015	May 02, 1982 CAD ($)
Statement [Line Items]
Ownership percentage of mineral properties					100.00%
Net smelter royalty percentage				2.50%
Net smelter royalty, repurchase price | $				$ 1,460,000		$ 150,000
Shares Issue for other considerations | shares	10,000
Number of warrants granted		10,000	50,000